PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

NORTHERN ENGAGE360TM FUND

SUPPLEMENT DATED OCTOBER 30, 2023 TO

PROSPECTUS AND SAI

EACH DATED JULY 31, 2023, AS AMENDED

Effective October 27, 2023, the Northern Engage360TM Fund (the “Fund”) has ceased operations and is no longer available for sale. Accordingly, the Fund is no longer making a public offering of its shares, and investors should therefore disregard the disclosures related to the Fund included in the Northern Funds’ Statutory Prospectus and SAI.

Please retain this Supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT Stat&SAI E360 (10/23)